Fair Value of Financial Instruments - Schedule of Warrant Weighted Average Assumptions (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Fair Value of Financial Instruments
Assets transfer from level 1 to level 2	$ 0	$ 0
Level 3 Asset transferred, net	0	0
Level 3 liabilities transferred, net	$ 0	$ 0
Current stock price
Fair Value of Financial Instruments
Fair value measurement input | $ / shares	0.81	3.04
Estimated volatility of future stock price
Fair Value of Financial Instruments
Fair value measurement input	0.8094	1.3313
Risk free interest rate
Fair Value of Financial Instruments
Fair value measurement input	0.0475	0.0055
Contractual term
Fair Value of Financial Instruments
Fair value measurement input	0.90	1.90